Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
ATI, Inc.
(a)
.......................... 32,420 $ 2,799,143
BWX Technologies, Inc. ................ 21,147 3,046,437
Curtiss-Wright Corp. ................... 8,682 4,241,591
Hexcel Corp. ........................ 18,539 1,047,268
Huntington Ingalls Industries, Inc. .......... 9,040 2,182,798
Karman Holdings, Inc.
(a)
................ 6,144 309,473
Leonardo DRS, Inc. ................... 17,528 814,701
Loar Holdings, Inc.
(a)
................... 9,885 851,791
Rocket Lab Corp.
(a)
................... 90,742 3,245,841
Spirit AeroSystems Holdings, Inc. , Class A
(a)
... 27,073 1,032,835
StandardAero, Inc.
(a)
................... 32,607 1,032,012
Textron, Inc. ........................ 41,713 3,349,137
Woodward, Inc. ...................... 13,742 3,368,027
27,321,054
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 27,229 2,612,623
GXO Logistics, Inc.
(a) (b)
................. 26,615 1,296,150
3,908,773
Automobile Components — 0.3%
BorgWarner, Inc. ..................... 50,512 1,691,142
Gentex Corp. ....................... 52,432 1,152,980
Lear Corp. ......................... 12,367 1,174,617
QuantumScape Corp. , Class A
(a) (b)
......... 95,538 642,015
4,660,754
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 25,846 609,966
Lucid Group, Inc.
(a) (b)
................... 287,960 607,596
Rivian Automotive, Inc. , Class A
(a) (b)
......... 179,656 2,468,473
Thor Industries, Inc. ................... 11,799 1,047,869
4,733,904
Banks — 2.3%
Bank OZK ......................... 25,047 1,178,712
BOK Financial Corp. ................... 5,329 520,270
Columbia Banking System, Inc. ........... 49,058 1,146,976
Comerica, Inc. ....................... 31,401 1,873,070
Commerce Bancshares, Inc. ............. 29,659 1,843,900
Cullen/Frost Bankers, Inc. ............... 14,122 1,815,242
East West Bancorp, Inc. ................ 32,736 3,305,681
First Hawaiian, Inc. ................... 29,614 739,166
First Horizon Corp. .................... 119,817 2,540,120
FNB Corp. ......................... 83,281 1,214,237
Pinnacle Financial Partners, Inc. ........... 18,325 2,023,263
Popular, Inc. ........................ 16,292 1,795,541
Prosperity Bancshares, Inc. .............. 21,403 1,503,347
SouthState Corp. ..................... 24,002 2,208,904
Synovus Financial Corp. ................ 32,426 1,678,046
TFS Financial Corp. ................... 12,146 157,291
Webster Financial Corp. ................ 40,040 2,186,184
Western Alliance Bancorp ............... 25,887 2,018,668
Wintrust Financial Corp. ................ 15,804 1,959,380
Zions Bancorp NA .................... 34,478 1,790,787
33,498,785
Beverages — 0.4%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 1,893 361,203
Celsius Holdings, Inc.
(a) (b)
................ 38,108 1,767,830
Coca-Cola Consolidated, Inc.
(b)
........... 12,000 1,339,800
Primo Brands Corp. , Class A ............. 59,513 1,762,775
5,231,608
Security
Shares
Shares Value
Biotechnology — 1.6%
(a)
Apellis Pharmaceuticals, Inc. ............. 24,934 $ 431,608
Exact Sciences Corp. .................. 43,178 2,294,479
Exelixis, Inc. ........................ 62,530 2,756,010
Halozyme Therapeutics, Inc. ............. 28,404 1,477,576
Insmed, Inc. ........................ 41,381 4,164,584
Ionis Pharmaceuticals, Inc. .............. 36,020 1,423,150
Neurocrine Biosciences, Inc. ............. 22,448 2,821,489
Revolution Medicines, Inc. ............... 40,173 1,477,965
Roivant Sciences Ltd.
(b)
................. 87,818 989,709
Sarepta Therapeutics, Inc. ............... 21,314 364,469
Summit Therapeutics, Inc.
(b)
.............. 27,076 576,177
Ultragenyx Pharmaceutical, Inc. ........... 20,819 756,979
United Therapeutics Corp. ............... 10,298 2,959,130
Viking Therapeutics, Inc.
(b)
............... 24,978 661,917
23,155,242
Broadline Retail — 0.3%
Dillard's, Inc. , Class A
(b)
................. 684 285,796
Etsy, Inc.
(a)
......................... 23,926 1,200,128
Macy's, Inc. ........................ 64,227 748,887
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 14,190 1,869,958
4,104,769
Building Products — 1.3%
A O Smith Corp. ..................... 26,794 1,756,883
AAON, Inc.
(b)
........................ 15,576 1,148,730
Advanced Drainage Systems, Inc. ......... 16,376 1,880,947
Allegion plc ......................... 19,947 2,874,762
Armstrong World Industries, Inc. ........... 9,966 1,618,877
AZEK Co., Inc. (The) , Class A
(a)
........... 32,847 1,785,234
Fortune Brands Innovations, Inc. .......... 28,038 1,443,396
Hayward Holdings, Inc.
(a)
................ 45,998 634,772
Owens Corning ...................... 19,676 2,705,844
Simpson Manufacturing Co., Inc. .......... 9,709 1,507,905
Trex Co., Inc.
(a)
...................... 24,733 1,344,981
18,702,331
Capital Markets — 2.4%
Affiliated Managers Group, Inc. ........... 6,577 1,294,156
Carlyle Group, Inc. (The) ................ 60,547 3,112,116
Evercore, Inc. , Class A ................. 8,543 2,306,781
FactSet Research Systems, Inc. ........... 9,043 4,044,753
Franklin Resources, Inc. ................ 71,862 1,713,909
Freedom Holding Corp.
(a) (b)
.............. 4,221 616,477
Hamilton Lane, Inc. , Class A ............. 9,283 1,319,300
Houlihan Lokey, Inc. , Class A ............. 12,926 2,326,034
Invesco Ltd. ........................ 85,295 1,345,102
Janus Henderson Group plc ............. 29,600 1,149,664
Jefferies Financial Group, Inc. ............ 36,679 2,005,975
Lazard, Inc. ........................ 25,789 1,237,356
MarketAxess Holdings, Inc. .............. 8,764 1,957,352
Morningstar, Inc. ..................... 5,674 1,781,239
SEI Investments Co. ................... 24,275 2,181,351
Stifel Financial Corp. .................. 23,813 2,471,313
TPG, Inc. , Class A .................... 30,287 1,588,553
Virtu Financial, Inc. , Class A .............. 19,032 852,443
XP, Inc. , Class A ..................... 97,412 1,967,722
35,271,596
Chemicals — 1.2%
Albemarle Corp. ..................... 27,239 1,707,068
Ashland, Inc. ........................ 10,844 545,236
Axalta Coating Systems Ltd.
(a)
............ 50,579 1,501,691
Celanese Corp. ...................... 25,864 1,431,055
Eastman Chemical Co. ................. 26,602 1,986,105
Element Solutions, Inc. ................. 52,195 1,182,217

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
FMC Corp. ......................... 28,760 $ 1,200,730
Huntsman Corp. ..................... 38,093 396,929
Mosaic Co. (The) ..................... 73,139 2,668,111
NewMarket Corp. ..................... 1,372 947,860
Olin Corp. .......................... 26,614 534,675
RPM International, Inc. ................. 29,465 3,236,436
Scotts Miracle-Gro Co. (The) ............. 10,119 667,449
18,005,562
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.
(a)
.................. 11,742 2,714,516
MSA Safety, Inc. ..................... 8,572 1,436,067
Tetra Tech, Inc. ...................... 61,904 2,226,068
6,376,651
Communications Equipment — 0.8%
Ciena Corp.
(a)
....................... 32,698 2,659,328
F5, Inc.
(a)
.......................... 13,349 3,928,878
Juniper Networks, Inc. ................. 76,580 3,057,839
Lumentum Holdings, Inc.
(a) (b)
............. 15,929 1,514,211
11,160,256
Construction & Engineering — 1.5%
AECOM ........................... 30,673 3,461,755
API Group Corp.
(a)
.................... 56,935 2,906,532
Comfort Systems USA, Inc. .............. 8,034 4,307,911
EMCOR Group, Inc. ................... 10,224 5,468,715
Everus Construction Group, Inc.
(a)
.......... 11,791 749,082
MasTec, Inc.
(a) (b)
...................... 14,416 2,456,919
Valmont Industries, Inc. ................. 4,598 1,501,569
WillScot Holdings Corp. ................ 41,240 1,129,976
21,982,459
Construction Materials — 0.1%
Eagle Materials, Inc. ................... 7,641 1,544,322
Consumer Finance — 0.8%
Ally Financial, Inc. .................... 65,710 2,559,405
Credit Acceptance Corp.
(a) (b)
.............. 1,628 829,352
OneMain Holdings, Inc. ................. 27,873 1,588,761
SLM Corp. ......................... 48,930 1,604,415
SoFi Technologies, Inc.
(a)
................ 246,169 4,482,737
11,064,670
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc. , Class A ............ 96,000 2,064,960
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 30,296 3,266,818
Casey's General Stores, Inc. ............. 8,576 4,376,075
Maplebear, Inc.
(a) (b)
.................... 39,941 1,806,931
Performance Food Group Co.
(a)
........... 35,373 3,094,076
Sprouts Farmers Market, Inc.
(a)
............ 22,690 3,735,682
US Foods Holding Corp.
(a)
............... 53,227 4,099,011
Walgreens Boots Alliance, Inc. ............ 165,622 1,901,341
24,344,894
Containers & Packaging — 1.2%
AptarGroup, Inc. ..................... 15,162 2,371,792
Avery Dennison Corp. .................. 18,031 3,163,900
Crown Holdings, Inc. .................. 26,827 2,762,644
Graphic Packaging Holding Co. ........... 69,028 1,454,420
Packaging Corp. of America ............. 20,472 3,857,948
Sealed Air Corp. ..................... 33,516 1,040,002
Silgan Holdings, Inc. ................... 20,479 1,109,552
Sonoco Products Co. .................. 22,822 994,126
16,754,384
Security
Shares
Shares Value
Distributors — 0.3%
LKQ Corp. ......................... 60,150 $ 2,226,152
Pool Corp. ......................... 8,328 2,427,445
4,653,597
Diversified Consumer Services — 0.8%
ADT, Inc. .......................... 81,942 694,049
Bright Horizons Family Solutions, Inc.
(a)
...... 13,176 1,628,422
Duolingo, Inc. , Class A
(a)
................ 8,712 3,572,094
Grand Canyon Education, Inc.
(a)
........... 6,450 1,219,050
H&R Block, Inc. ...................... 30,736 1,687,099
Service Corp. International .............. 32,113 2,613,998
11,414,712
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 39,955 1,867,097
Frontier Communications Parent, Inc.
(a)
...... 54,351 1,978,376
Iridium Communications, Inc. ............. 21,991 663,469
Liberty Global Ltd. , Class A
(a)
............. 38,722 387,607
Liberty Global Ltd. , Class C, NVS
(a)
......... 32,482 334,890
5,231,439
Electric Utilities — 0.4%
IDACORP, Inc. ...................... 12,497 1,442,779
OGE Energy Corp. .................... 46,563 2,066,466
Pinnacle West Capital Corp. ............. 27,615 2,470,714
5,979,959
Electrical Equipment — 0.7%
Acuity, Inc. ......................... 7,155 2,134,623
Generac Holdings, Inc.
(a) (b)
............... 13,534 1,938,204
nVent Electric plc ..................... 37,756 2,765,627
Regal Rexnord Corp. .................. 15,307 2,218,903
Sensata Technologies Holding plc .......... 33,622 1,012,358
10,069,715
Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics, Inc.
(a) (b)
............... 11,965 1,524,700
Avnet, Inc. ......................... 19,916 1,057,141
Cognex Corp. ....................... 38,892 1,233,654
Coherent Corp.
(a)
..................... 35,560 3,172,308
Crane NXT Co. ...................... 11,350 611,765
Flex Ltd.
(a)
.......................... 88,357 4,410,781
Ingram Micro Holding Corp.
(b)
............. 4,868 101,449
IPG Photonics Corp.
(a) (b)
................ 5,792 397,621
Jabil, Inc. .......................... 24,384 5,318,150
Littelfuse, Inc. ....................... 5,693 1,290,774
TD SYNNEX Corp. .................... 18,205 2,470,419
Vontier Corp. ........................ 34,273 1,264,674
22,853,436
Energy Equipment & Services — 0.4%
NOV, Inc. .......................... 86,604 1,076,488
TechnipFMC plc ...................... 96,283 3,315,987
Weatherford International plc ............. 16,498 830,014
5,222,489
Entertainment — 0.3%
(a)
Liberty Media Corp.-Liberty Live , Class A ..... 4,565 362,826
Liberty Media Corp.-Liberty Live , Class C, NVS 10,605 860,702
Madison Square Garden Sports Corp. ....... 3,732 779,801
Roku, Inc. , Class A .................... 29,875 2,625,714
4,629,043
Financial Services — 1.4%
Affirm Holdings, Inc. , Class A
(a)
............ 62,844 4,345,034
Equitable Holdings, Inc. ................ 49,909 2,799,895
Euronet Worldwide, Inc.
(a)
............... 9,588 972,031
Jack Henry & Associates, Inc. ............ 17,421 3,138,742

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
MGIC Investment Corp. ................ 54,597 $ 1,519,980
Mr Cooper Group, Inc.
(a)
................ 14,993 2,237,105
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 15,580 1,544,134
UWM Holdings Corp. , Class A ............ 39,819 164,851
Voya Financial, Inc. ................... 22,497 1,597,287
Western Union Co. (The) ............... 55,842 470,190
WEX, Inc.
(a)
......................... 7,966 1,170,126
19,959,375
Food Products — 0.6%
Darling Ingredients, Inc.
(a)
............... 36,250 1,375,325
Flowers Foods, Inc. ................... 43,275 691,534
Freshpet, Inc.
(a)
...................... 10,984 746,473
Ingredion, Inc. ....................... 14,803 2,007,583
Lamb Weston Holdings, Inc. ............. 31,579 1,637,371
Pilgrim's Pride Corp. ................... 9,588 431,268
Post Holdings, Inc.
(a)
................... 11,690 1,274,561
Seaboard Corp. ...................... 58 165,949
Smithfield Foods, Inc. .................. 5,522 129,933
8,459,997
Gas Utilities — 0.3%
MDU Resources Group, Inc. ............. 47,002 783,523
National Fuel Gas Co. ................. 20,788 1,760,952
UGI Corp. .......................... 49,843 1,815,282
4,359,757
Ground Transportation — 0.9%
Avis Budget Group, Inc.
(a)
............... 3,914 661,662
Knight-Swift Transportation Holdings, Inc. .... 36,490 1,613,953
Landstar System, Inc. .................. 8,035 1,117,026
Lyft, Inc. , Class A
(a)
.................... 92,257 1,453,970
Ryder System, Inc. .................... 9,323 1,482,357
Saia, Inc.
(a)
......................... 6,177 1,692,436
Schneider National, Inc. , Class B .......... 11,977 289,244
U-Haul Holding Co. , NVS ............... 23,443 1,274,596
U-Haul Holding Co.
(a) (b)
................. 1,588 96,169
XPO, Inc.
(a) (b)
........................ 26,572 3,355,778
13,037,191
Health Care Equipment & Supplies — 0.6%
Dentsply Sirona, Inc. .................. 46,156 732,957
Envista Holdings Corp.
(a)
................ 38,917 760,438
Globus Medical, Inc. , Class A
(a)
........... 25,992 1,534,048
Inspire Medical Systems, Inc.
(a)
........... 6,631 860,505
Masimo Corp.
(a) (b)
..................... 10,406 1,750,497
Penumbra, Inc.
(a)
..................... 8,669 2,224,726
Teleflex, Inc. ........................ 10,350 1,225,026
9,088,197
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.
(a)
............. 20,908 474,403
Amedisys, Inc.
(a)
..................... 7,472 735,170
Chemed Corp. ....................... 3,328 1,620,503
DaVita, Inc.
(a)
........................ 8,864 1,262,677
Encompass Health Corp. ............... 23,089 2,831,404
Henry Schein, Inc.
(a)
................... 25,393 1,854,959
Tenet Healthcare Corp.
(a)
................ 21,228 3,736,128
Universal Health Services, Inc. , Class B ..... 12,763 2,312,017
14,827,261
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A ....... 76,062 1,206,343
Medical Properties Trust, Inc.
(b)
............ 115,634 498,383
Omega Healthcare Investors, Inc. .......... 66,565 2,439,607
4,144,333
Security
Shares
Shares Value
Health Care Technology — 0.1%
(a)
Certara, Inc.
(b)
....................... 27,415 $ 320,756
Doximity, Inc. , Class A ................. 30,101 1,846,395
2,167,151
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 158,953 2,441,518
Park Hotels & Resorts, Inc. .............. 45,518 465,649
2,907,167
Hotels, Restaurants & Leisure — 2.2%
Aramark ........................... 61,177 2,561,481
Boyd Gaming Corp. ................... 13,467 1,053,523
Caesars Entertainment, Inc.
(a)
............ 47,840 1,358,178
Cava Group, Inc.
(a)
.................... 23,130 1,948,240
Choice Hotels International, Inc.
(b)
.......... 6,267 795,157
Churchill Downs, Inc. .................. 15,072 1,522,272
Dutch Bros, Inc. , Class A
(a)
.............. 26,808 1,832,863
Hyatt Hotels Corp. , Class A .............. 9,323 1,301,957
Light & Wonder, Inc. , Class A
(a)
............ 19,184 1,846,652
MGM Resorts International
(a)
............. 47,491 1,633,215
Norwegian Cruise Line Holdings Ltd.
(a)
....... 102,522 2,079,146
Penn Entertainment, Inc.
(a) (b)
............. 34,574 617,837
Planet Fitness, Inc. , Class A
(a)
............ 19,451 2,121,132
Texas Roadhouse, Inc. ................. 15,343 2,875,432
Travel + Leisure Co. ................... 14,563 751,596
Vail Resorts, Inc. ..................... 8,312 1,306,065
Wendy's Co. (The) .................... 37,914 432,978
Wingstop, Inc. ....................... 6,438 2,167,932
Wyndham Hotels & Resorts, Inc. .......... 17,595 1,428,890
Wynn Resorts Ltd. .................... 19,360 1,813,451
31,447,997
Household Durables — 0.9%
Mohawk Industries, Inc.
(a)
............... 11,889 1,246,443
Newell Brands, Inc. ................... 96,628 521,791
SharkNinja, Inc.
(a)
..................... 16,311 1,614,626
Somnigroup International, Inc. ............ 46,862 3,188,959
Toll Brothers, Inc. ..................... 22,931 2,617,115
TopBuild Corp.
(a)
..................... 6,758 2,187,835
Whirlpool Corp. ...................... 12,435 1,261,158
12,637,927
Household Products — 0.0%
Reynolds Consumer Products, Inc. ......... 12,636 270,663
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ..................... 164,565 1,731,224
Brookfield Renewable Corp. ............. 31,305 1,026,178
Clearway Energy, Inc. , Class A ............ 7,874 238,267
Clearway Energy, Inc. , Class C ........... 18,855 603,360
Talen Energy Corp.
(a) (b)
................. 10,514 3,057,156
6,656,185
Industrial REITs — 0.6%
Americold Realty Trust, Inc. .............. 66,083 1,098,960
EastGroup Properties, Inc. .............. 12,084 2,019,478
First Industrial Realty Trust, Inc. ........... 29,666 1,427,825
Rexford Industrial Realty, Inc. ............ 54,934 1,954,002
STAG Industrial, Inc. .................. 43,268 1,569,763
8,070,028
Insurance — 2.6%
American Financial Group, Inc. ........... 15,871 2,003,079
Assurant, Inc. ....................... 12,096 2,388,839
Assured Guaranty Ltd. ................. 10,961 954,703
Axis Capital Holdings Ltd. ............... 17,601 1,827,336
Brighthouse Financial, Inc.
(a)
............. 13,605 731,541

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Everest Group Ltd. .................... 10,042 $ 3,412,774
First American Financial Corp. ............ 23,033 1,413,996
Globe Life, Inc. ...................... 19,763 2,456,343
Hanover Insurance Group, Inc. (The) ....... 8,388 1,424,870
Kemper Corp. ....................... 14,397 929,182
Kinsale Capital Group, Inc. .............. 5,120 2,477,568
Lincoln National Corp. ................. 24,581 850,503
Old Republic International Corp. ........... 54,760 2,104,974
Primerica, Inc. ....................... 7,894 2,160,351
Reinsurance Group of America, Inc. ........ 15,814 3,136,865
RenaissanceRe Holdings Ltd. ............ 11,512 2,796,265
RLI Corp. .......................... 19,164 1,384,024
Ryan Specialty Holdings, Inc. , Class A ....... 24,548 1,669,018
Unum Group ........................ 41,414 3,344,595
White Mountains Insurance Group Ltd. ...... 588 1,055,883
38,522,709
Interactive Media & Services — 0.2%
IAC, Inc.
(a)
.......................... 15,571 581,421
Match Group, Inc. .................... 56,660 1,750,227
Trump Media & Technology Group Corp.
(a) (b)
... 24,024 433,393
ZoomInfo Technologies, Inc.
(a)
............ 68,083 689,000
3,454,041
IT Services — 0.6%
Amdocs Ltd. ........................ 25,590 2,334,832
DXC Technology Co.
(a)
................. 41,589 635,896
EPAM Systems, Inc.
(a)
.................. 12,693 2,244,376
Globant SA
(a)
........................ 9,966 905,311
Kyndryl Holdings, Inc.
(a)
................. 53,614 2,249,644
8,370,059
Leisure Products — 0.4%
Brunswick Corp. ..................... 15,182 838,653
Hasbro, Inc. ........................ 30,639 2,261,771
Mattel, Inc.
(a)
........................ 74,429 1,467,740
YETI Holdings, Inc.
(a)
.................. 19,123 602,757
5,170,921
Life Sciences Tools & Services — 1.0%
Avantor, Inc.
(a)
....................... 153,136 2,061,210
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 4,489 1,083,285
Bio-Techne Corp. ..................... 36,351 1,870,259
Bruker Corp. ........................ 23,944 986,493
Charles River Laboratories International, Inc.
(a)
. 11,308 1,715,763
Medpace Holdings, Inc.
(a)
............... 5,294 1,661,575
QIAGEN NV
(a) (b)
...................... 49,402 2,374,260
Repligen Corp.
(a)
..................... 12,211 1,518,804
Sotera Health Co.
(a)
................... 35,756 397,607
Tempus AI, Inc.
(a)
..................... 19,079 1,212,280
14,881,536
Machinery — 3.0%
AGCO Corp. ........................ 14,378 1,483,235
Allison Transmission Holdings, Inc. ......... 19,688 1,870,163
Crane Co. .......................... 11,404 2,165,506
Donaldson Co., Inc. ................... 27,606 1,914,476
Esab Corp. ......................... 13,194 1,590,537
Flowserve Corp. ..................... 30,198 1,580,865
Gates Industrial Corp. plc
(a)
.............. 58,775 1,353,588
Graco, Inc. ......................... 38,483 3,308,384
ITT, Inc. ........................... 18,683 2,930,055
Lincoln Electric Holdings, Inc. ............ 12,500 2,591,500
Middleby Corp. (The)
(a)
................. 11,686 1,682,784
Mueller Industries, Inc. ................. 25,135 1,997,478
Nordson Corp. ....................... 12,493 2,678,124
Oshkosh Corp. ...................... 14,823 1,683,003
Security
Shares
Shares Value
Machinery (continued)
Pentair plc ......................... 37,775 $ 3,877,982
RBC Bearings, Inc.
(a)
.................. 7,184 2,764,403
Snap-on, Inc. ....................... 11,832 3,681,882
Stanley Black & Decker, Inc. ............. 35,826 2,427,212
Timken Co. (The) ..................... 14,497 1,051,757
Toro Co. (The) ....................... 23,112 1,633,556
44,266,490
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 13,122 1,488,166
Media — 1.0%
DoubleVerify Holdings, Inc.
(a)
............. 31,383 469,803
Interpublic Group of Cos., Inc. (The) ........ 85,495 2,092,918
Liberty Broadband Corp. , Class A
(a)
......... 3,835 375,140
Liberty Broadband Corp. , Class C, NVS
(a) (b)
... 25,950 2,552,961
New York Times Co. (The) , Class A ......... 37,198 2,082,344
News Corp. , Class A, NVS .............. 87,757 2,608,138
News Corp. , Class B
(b)
................. 25,940 890,001
Nexstar Media Group, Inc. ............... 6,534 1,130,055
Paramount Global , Class A
(b)
............. 2,128 48,838
Paramount Global , Class B, NVS .......... 138,017 1,780,419
Sirius XM Holdings, Inc. ................ 43,998 1,010,634
15,041,251
Metals & Mining — 0.9%
Alcoa Corp. ......................... 59,789 1,764,373
Carpenter Technology Corp. ............. 11,154 3,082,743
Cleveland-Cliffs, Inc.
(a) (b)
................ 112,788 857,189
MP Materials Corp. , Class A
(a) (b)
........... 27,950 929,896
Reliance, Inc. ....................... 12,235 3,840,566
Royal Gold, Inc. ...................... 15,228 2,708,148
13,182,915
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. ................ 226,848 2,084,733
Annaly Capital Management, Inc. .......... 144,044 2,710,908
Rithm Capital Corp. ................... 123,480 1,394,089
Starwood Property Trust, Inc. ............. 74,430 1,493,810
7,683,540
Multi-Utilities — 0.3%
NiSource, Inc. ....................... 109,072 4,399,964
Office REITs — 0.5%
BXP, Inc. .......................... 36,713 2,477,026
Cousins Properties, Inc. ................ 38,678 1,161,500
Highwoods Properties, Inc. .............. 24,573 763,975
Kilroy Realty Corp. .................... 27,187 932,786
Vornado Realty Trust .................. 40,880 1,563,251
6,898,538
Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp. ................ 77,522 1,469,042
Antero Resources Corp.
(a)
............... 67,156 2,705,044
APA Corp. ......................... 82,203 1,503,493
Chord Energy Corp. ................... 13,691 1,325,973
Civitas Resources, Inc. ................. 21,387 588,570
DT Midstream, Inc. .................... 23,518 2,584,863
HF Sinclair Corp. ..................... 36,918 1,516,592
Matador Resources Co. ................ 27,070 1,291,780
Ovintiv, Inc. ......................... 60,179 2,289,811
Permian Resources Corp. , Class A ......... 147,716 2,011,892
Range Resources Corp. ................ 54,722 2,225,544
Viper Energy, Inc. , Class A .............. 30,377 1,158,275
20,670,879

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 14,604 $ 1,255,798
Passenger Airlines — 0.2%
(a)
Alaska Air Group, Inc. .................. 28,382 1,404,342
American Airlines Group, Inc. ............. 151,165 1,696,071
3,100,413
Personal Care Products — 0.2%
(a)
BellRing Brands, Inc. .................. 29,417 1,704,127
Coty, Inc. , Class A .................... 80,026 372,121
elf Beauty, Inc. ...................... 12,692 1,579,392
3,655,640
Pharmaceuticals — 0.6%
Corcept Therapeutics, Inc.
(a)
............. 21,785 1,599,019
Elanco Animal Health, Inc.
(a)
.............. 114,072 1,628,948
Jazz Pharmaceuticals plc
(a)
.............. 13,750 1,459,150
Organon & Co. ...................... 60,196 582,698
Perrigo Co. plc ...................... 31,574 843,657
Viatris, Inc. ......................... 274,915 2,454,991
8,568,463
Professional Services — 1.2%
Amentum Holdings, Inc.
(a)
............... 36,905 871,327
CACI International, Inc. , Class A
(a) (b)
........ 5,033 2,399,231
Clarivate plc
(a) (b)
...................... 82,060 352,858
Concentrix Corp. ..................... 10,510 555,506
Dayforce, Inc.
(a)
...................... 35,383 1,959,865
Dun & Bradstreet Holdings, Inc. ........... 71,318 648,281
ExlService Holdings, Inc.
(a)
.............. 36,679 1,606,174
FTI Consulting, Inc.
(a)
.................. 7,750 1,251,625
Genpact Ltd. ........................ 37,307 1,641,881
KBR, Inc. .......................... 29,778 1,427,557
ManpowerGroup, Inc. .................. 10,675 431,270
Parsons Corp.
(a)
...................... 12,229 877,675
Paylocity Holding Corp.
(a)
............... 10,394 1,883,289
Robert Half, Inc. ..................... 22,921 940,907
Science Applications International Corp. ..... 10,894 1,226,773
18,074,219
Real Estate Management & Development — 0.5%
(a)
Howard Hughes Holdings, Inc.
(b)
........... 7,171 484,043
Jones Lang LaSalle, Inc. ................ 10,935 2,796,954
Zillow Group, Inc. , Class A ............... 11,564 792,018
Zillow Group, Inc. , Class C, NVS .......... 37,692 2,640,325
6,713,340
Residential REITs — 0.6%
American Homes 4 Rent , Class A .......... 79,196 2,856,600
Camden Property Trust ................. 24,870 2,802,600
Equity LifeStyle Properties, Inc. ........... 43,938 2,709,656
8,368,856
Retail REITs — 0.9%
Agree Realty Corp. ................... 25,093 1,833,295
Brixmor Property Group, Inc. ............. 70,569 1,837,617
Federal Realty Investment Trust ........... 19,717 1,872,918
Kimco Realty Corp. ................... 154,893 3,255,851
NNN REIT, Inc. ...................... 43,342 1,871,507
Regency Centers Corp. ................ 41,871 2,982,471
13,653,659
Semiconductors & Semiconductor Equipment — 1.3%
Allegro MicroSystems, Inc.
(a)
............. 28,560 976,466
Amkor Technology, Inc. ................. 26,473 555,668
Astera Labs, Inc.
(a) (b)
................... 33,194 3,001,401
Cirrus Logic, Inc.
(a)
.................... 12,272 1,279,417
Enphase Energy, Inc.
(a)
................. 29,503 1,169,794
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a)
............ 31,517 $ 1,544,018
MACOM Technology Solutions Holdings, Inc.
(a)
. 14,666 2,101,491
MKS, Inc. .......................... 15,571 1,547,135
Onto Innovation, Inc.
(a) (b)
................ 11,273 1,137,784
Qorvo, Inc.
(a)
........................ 21,593 1,833,462
Skyworks Solutions, Inc. ................ 35,527 2,647,472
Universal Display Corp. ................ 10,182 1,572,712
19,366,820
Software — 3.1%
Appfolio, Inc. , Class A
(a) (b)
............... 5,096 1,173,507
Aurora Innovation, Inc. , Class A
(a)
.......... 228,332 1,196,460
Bentley Systems, Inc. , Class B ............ 36,487 1,969,203
BILL Holdings, Inc.
(a)
................... 21,364 988,299
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 120,014 1,129,332
Confluent, Inc. , Class A
(a)
............... 64,164 1,599,609
Dolby Laboratories, Inc. , Class A .......... 14,014 1,040,680
Dropbox, Inc. , Class A
(a)
................ 46,914 1,341,740
Dynatrace, Inc.
(a)
..................... 68,063 3,757,758
Elastic NV
(a)
........................ 20,898 1,762,328
Gen Digital, Inc. ...................... 127,348 3,744,031
Gitlab, Inc. , Class A
(a)
.................. 30,201 1,362,367
Guidewire Software, Inc.
(a)
............... 19,410 4,570,084
Informatica, Inc. , Class A
(a)
.............. 24,296 591,608
Manhattan Associates, Inc.
(a)
............. 13,896 2,744,043
nCino, Inc.
(a) (b)
....................... 24,712 691,195
Nutanix, Inc. , Class A
(a)
................. 59,132 4,520,050
Pegasystems, Inc. .................... 20,153 1,090,882
Procore Technologies, Inc.
(a)
............. 26,561 1,817,304
RingCentral, Inc. , Class A
(a)
.............. 18,559 526,148
Rubrik, Inc. , Class A
(a) (b)
................. 22,504 2,016,133
SailPoint, Inc.
(a) (b)
..................... 13,937 318,600
SentinelOne, Inc. , Class A
(a)
.............. 67,173 1,227,922
Teradata Corp.
(a)
..................... 22,066 492,292
UiPath, Inc. , Class A
(a)
................. 100,965 1,292,352
Unity Software, Inc.
(a) (b)
................. 73,414 1,776,619
44,740,546
Specialized REITs — 0.7%
CubeSmart ......................... 52,469 2,229,933
EPR Properties ...................... 17,294 1,007,548
Gaming & Leisure Properties, Inc. ......... 61,172 2,855,509
Lamar Advertising Co. , Class A ........... 20,310 2,464,822
Millrose Properties, Inc. , Class A ........... 27,767 791,637
National Storage Affiliates Trust ........... 16,320 522,077
Rayonier, Inc. ....................... 35,886 795,951
10,667,477
Specialty Retail — 1.5%
AutoNation, Inc.
(a)
..................... 6,368 1,265,003
Bath & Body Works, Inc. ................ 49,350 1,478,526
CarMax, Inc.
(a)
....................... 35,339 2,375,134
Dick's Sporting Goods, Inc. .............. 12,546 2,481,724
Five Below, Inc.
(a)
..................... 12,480 1,637,126
Floor & Decor Holdings, Inc. , Class A
(a)
...... 24,671 1,874,009
GameStop Corp. , Class A
(a) (b)
............. 94,983 2,316,635
Gap, Inc. (The) ...................... 53,324 1,162,997
Lithia Motors, Inc. , Class A .............. 5,930 2,003,273
Murphy USA, Inc. .................... 4,168 1,695,543
Penske Automotive Group, Inc. ........... 4,286 736,378
RH
(a)
............................. 3,539 668,906
Valvoline, Inc.
(a) (b)
..................... 29,454 1,115,423
Wayfair, Inc. , Class A
(a)
................. 21,724 1,110,965
21,921,642

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.4%
(a)
Pure Storage, Inc. , Class A .............. 71,991 $ 4,145,242
Sandisk Corp. ....................... 31,261 1,417,686
5,562,928
Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.
(a)
.................... 34,579 1,340,282
Birkenstock Holding plc
(a)
............... 12,269 603,390
Columbia Sportswear Co. ............... 6,029 368,251
Crocs, Inc.
(a) (b)
....................... 12,601 1,276,229
PVH Corp. ......................... 12,105 830,403
Ralph Lauren Corp. , Class A ............. 9,069 2,487,445
Skechers USA, Inc. , Class A
(a)
............ 30,277 1,910,479
Tapestry, Inc. ........................ 47,770 4,194,684
Under Armour, Inc. , Class A
(a) (b)
........... 42,912 293,089
Under Armour, Inc. , Class C, NVS
(a)
........ 43,515 282,412
VF Corp. .......................... 81,393 956,368
14,543,032
Trading Companies & Distributors — 1.3%
Air Lease Corp. , Class A ................ 24,142 1,412,066
Applied Industrial Technologies, Inc. ........ 8,831 2,052,766
Core & Main, Inc. , Class A
(a)
.............. 44,001 2,655,460
FTAI Aviation Ltd. ..................... 23,611 2,716,209
MSC Industrial Direct Co., Inc. , Class A ...... 10,187 866,099
QXO, Inc.
(a)
......................... 137,957 2,971,594
SiteOne Landscape Supply, Inc.
(a) (b)
......... 10,243 1,238,788
Watsco, Inc. ........................ 8,067 3,562,549
WESCO International, Inc. ............... 11,107 2,057,016
19,532,547
Water Utilities — 0.2%
Essential Utilities, Inc. .................. 63,890 2,372,875
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA .......... 23,812 892,236
Total Common Stocks — 59 .7%
(Cost: $ 843,594,287 ) .............................. 866,931,133
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(b) (c)
............. 2,702,923 $ 583,263,754
Total Investment Companies — 40 .1%
(Cost: $ 558,063,418 ) .............................. 583,263,754
Total Long-Term Investments — 99.8%
(Cost: $ 1,401,657,705 ) ............................ 1,450,194,887
Short-Term Securities
Money Market Funds — 43.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(c) (d) (e)
................. 635,332,766 635,586,899
Total Short-Term Securities — 43 .8%
(Cost: $ 635,574,986 ) .............................. 635,586,899
Total Investments — 143 .6%
(Cost: $ 2,037,232,691 ) ............................ 2,085,781,786
Liabilities in Excess of Other Assets — (43.6) % ............ (632,810,499)
Net Assets — 100.0% ...............................
$ 1,452,971,287
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 235,549,315 $ 400,105,075
(a)
$ — $ (66,061) $ (1,430) $ 635,586,899 635,332,766 $ 261,816
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(c)
............. 1,196,476 — (1,196,476)
(a)
— — — — 25,392 —
iShares Russell 2000 ETF ... 527,563,075 80,328,013 (72,919,375) (235,108) 48,527,149 583,263,754 2,702,923 1,589,190 —
$ (301,169) $ 48,525,719 $ 1,218,850,653 $ 1,876,398 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 14 09/19/25 $ 1,534 $ 9,114
S&P Midcap 400 E-Mini Index ................................................. 6 09/19/25 1,875 15,224
$ 24,338
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 866,931,133 $ — $ — $ 866,931,133
Investment Companies ..................................... 583,263,754 — — 583,263,754
Short-Term Securities
Money Market Funds ...................................... 635,586,899 — — 635,586,899
$ 2,085,781,786 $ — $ — $ 2,085,781,786
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 24,338 $ — $ — $ 24,338
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ETF Exchange-Traded Fund
NVS Non-Voting Shares
REIT Real Estate Investment Trust